Note 19 - Inventories	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of inventories [text block]
19	Inventories

	2019	2018

Consumable stores	10,716	9,210
Gold in process	376	217
	11,092	9,427

Consumables stores are disclosed net of any write downs or provisions for obsolete items, which amounted to
$912
(
2018:
$911
).